Revenues - Summary of Revenue Disaggregated by Geographical Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,948	$ 11,934
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,861	1,983
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,211	1,813
South Korea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	982	1,174
India
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	588	947
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	757	1,077
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,189	1,617
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,027	1,376
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	166	236
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	610	486
Finland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	124	263
Spain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	163	224
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 270	$ 738